POST-EMPLOYMENT BENEFITS - Composition of Plan Assets (Details) - Domestic defined benefit plans - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [line items]
Equity securities	CAD 1,134	CAD 990
Debt securities	742	625
Other - cash	14	4
Total fair value of plan assets	CAD 1,890	CAD 1,619